UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS Diversified Market Neutral Fund
	Shares	Value ($)
Long Positions 100.5%
Common Stocks 88.0%
Consumer Discretionary 11.0%
Automobiles 1.9%
Mazda Motor Corp.	239,000	1,033,006
Renault SA	11,798	1,110,653
Suzuki Motor Corp.	52,400	1,557,073
Toyota Motor Corp.	23,000	1,301,601

		5,002,333
Distributors 0.0%
Jardine Cycle & Carriage Ltd.	1,000	31,160
Hotels, Restaurants & Leisure 1.8%
Betfair Group PLC	80,000	1,330,231
SJM Holdings Ltd.	300,000	857,093
Thomas Cook Group PLC*	468,243	1,287,184
TUI Travel PLC	200,000	1,375,489

		4,849,997
Household Durables 0.4%
Sony Corp.	69,500	1,110,771
Internet & Catalog Retail 0.8%
Amazon.com, Inc.* (a)	4,350	1,359,592
Priceline.com, Inc.*	722	923,171

		2,282,763
Leisure Products 0.1%
Sega Sammy Holdings, Inc.	11,300	216,898
Media 3.5%
AMC Networks, Inc. "A"* (a)	24,050	1,488,214
Cablevision Systems Corp. (New York Group) "A"	36,196	638,135
CBS Corp. "B" (a)	15,225	907,562
Cinemark Holdings, Inc. (a)	40,000	1,260,800
DIRECTV* (a)	12,472	1,028,192
Fuji Media Holdings, Inc.	136,500	2,165,496
Omnicom Group, Inc. (a)	29,139	2,073,240

		9,561,639
Specialty Retail 2.1%
Bed Bath & Beyond, Inc.* (a)	14,600	888,410
Best Buy Co., Inc. (a)	12,314	340,605
CarMax, Inc.*	6,180	273,836
Francesca's Holdings Corp.* (a)	56,030	859,500
L Brands, Inc. (a)	15,825	908,197
O'Reilly Automotive, Inc.* (a)	13,650	2,019,518
Tiffany & Co.	5,262	523,095

		5,813,161
Textiles, Apparel & Luxury Goods 0.4%
PVH Corp. (a)	7,460	981,960
Consumer Staples 6.5%
Beverages 1.2%
Dr. Pepper Snapple Group, Inc. (a)	35,461	2,046,100
PepsiCo, Inc. (a)	13,050	1,152,706

		3,198,806
Food & Staples Retailing 3.8%
CVS Caremark Corp. (a)	38,204	2,992,137
Delhaize Group SA	27,364	1,945,633
Kroger Co. (a)	49,847	2,379,696
Seven & I Holdings Co., Ltd.	28,600	1,142,876
Sprouts Farmers Market, Inc.*	7,700	208,670
Walgreen Co. (a)	13,200	949,212
Whole Foods Market, Inc. (a)	19,590	749,122

		10,367,346
Food Products 0.6%
Darling Ingredients, Inc.*	37,730	754,223
Flowers Foods, Inc. (a)	37,025	771,971

		1,526,194
Household Products 0.4%
Energizer Holdings, Inc. (a)	9,991	1,158,956
Tobacco 0.5%
Japan Tobacco, Inc.	42,300	1,431,053
Energy 7.5%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	7,319	516,136
National Oilwell Varco, Inc. (a)	11,400	933,318
Weatherford International Ltd.* (a)	71,350	1,547,581

		2,997,035
Oil, Gas & Consumable Fuels 6.4%
Apache Corp. (a)	10,320	962,031
BG Group PLC	39,100	800,236
Chevron Corp. (a)	22,165	2,721,640
CONSOL Energy, Inc. (a)	52,854	2,334,561
Continental Resources, Inc.*	16,450	2,308,922
INPEX Corp.	92,900	1,339,658
Kinder Morgan, Inc.	11,370	379,644
Marathon Petroleum Corp.	6,203	554,486
Oasis Petroleum, Inc.*	68,950	3,413,025
Occidental Petroleum Corp. (a)	10,400	1,036,776
Total SA	16,178	1,135,291
Williams Companies, Inc.	8,706	408,834

		17,395,104
Financials 19.2%
Banks 8.1%
Alpha Bank AE*	1,424,669	1,340,006
Barclays PLC	155,088	642,097
BNP Paribas SA	9,290	650,532
Boston Private Financial Holdings, Inc.	53,900	681,296
Citigroup, Inc. (a)	49,799	2,368,938
Commerce Bancshares, Inc.	4,650	201,857
DBS Group Holdings Ltd.	97,000	1,306,944
FirstMerit Corp.	31,960	596,693
Hanmi Financial Corp. (a)	53,400	1,137,954
Mitsubishi UFJ Financial Group, Inc.	416,700	2,345,473
National Australia Bank Ltd.	45,500	1,418,120
Nordea Bank AB	139,569	2,058,497
Societe Generale SA	7,630	439,591
Standard Chartered PLC	75,321	1,694,946
Sumitomo Mitsui Financial Group, Inc.	63,700	2,568,649
U.S. Bancorp.	14,953	630,867
Wells Fargo & Co. (a)	37,250	1,891,555

		21,974,015
Capital Markets 2.9%
American Capital Ltd.* (a)	122,550	1,808,838
Ameriprise Financial, Inc. (a)	14,000	1,576,540
BlackRock, Inc.	2,103	641,205
Invesco Ltd.	25,400	932,180
Nomura Holdings, Inc. (ADR)	337,400	2,203,222
Northern Trust Corp.	3,750	226,500
The Charles Schwab Corp. (a)	21,205	534,578

		7,923,063
Consumer Finance 0.3%
Acom Co., Ltd.*	232,700	886,911
Diversified Financial Services 0.1%
CME Group, Inc.	4,669	336,168
Insurance 4.8%
AIA Group Ltd.	278,600	1,396,063
Allstate Corp. (a)	14,241	829,681
Everest Re Group Ltd.	12,950	2,072,259
Friends Life Group Ltd.	240,000	1,260,367
Genworth Financial, Inc. "A"*	13,100	222,569
Legal & General Group PLC	430,425	1,660,842
MetLife, Inc. (a)	18,630	948,826
PartnerRe Ltd.	7,000	751,590
Prudential Financial, Inc.	3,762	309,086
Reinsurance Group of America, Inc. (a)	11,960	934,794
T&D Holdings, Inc.	115,100	1,498,109
The Travelers Companies, Inc. (a)	11,000	1,027,950

		12,912,136
Real Estate Management & Development 2.2%
CBRE Group, Inc. "A"*	23,502	701,300
Cheung Kong (Holdings) Ltd.	75,000	1,339,812
Grainger PLC	375,000	1,364,007
Leopalace21 Corp.*	213,300	968,022
Sumitomo Realty & Development Co., Ltd.	11,000	472,092
Tokyu Fudosan Holdings Corp.	123,400	970,957

		5,816,190
Thrifts & Mortgage Finance 0.8%
EverBank Financial Corp.	41,370	788,098
Paragon Group of Companies PLC	231,589	1,458,427

		2,246,525
Health Care 14.1%
Biotechnology 4.0%
Celgene Corp.* (a)	5,400	826,362
Celldex Therapeutics, Inc.*	11,360	165,970
Cubist Pharmaceuticals, Inc.* (a)	16,290	1,084,914
Gilead Sciences, Inc.* (a)	48,454	3,934,949
Incyte Corp., Ltd.*	4,200	208,110
Medivation, Inc.* (a)	52,870	3,850,522
NPS Pharmaceuticals, Inc.*	6,725	209,349
Vertex Pharmaceuticals, Inc.* (a)	8,592	620,858

		10,901,034
Health Care Equipment & Supplies 0.3%
Hologic, Inc.*	33,950	829,738
Health Care Providers & Services 2.3%
Air Methods Corp.* (a)	19,960	962,072
Catamaran Corp.*	23,800	1,041,488
CIGNA Corp. (a)	19,895	1,786,173
Express Scripts Holding Co.* (a)	25,460	1,819,626
Ship Healthcare Holdings, Inc.	19,800	700,197

		6,309,556
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc. (a)	17,630	1,003,852
Bio-Rad Laboratories, Inc. "A"* (a)	7,990	964,633
Bruker Corp.* (a)	56,800	1,189,960

		3,158,445
Pharmaceuticals 6.3%
Allergan, Inc. (a)	4,270	715,054
Astellas Pharma, Inc.	123,500	1,581,965
AstraZeneca PLC	25,391	1,823,073
Bayer AG (Registered)	12,926	1,869,490
Bristol-Myers Squibb Co.	28,210	1,403,165
Eli Lilly & Co. (a)	31,500	1,885,590
Johnson & Johnson (a)	19,850	2,013,981
Novartis AG (Registered)	22,538	2,020,995
Pfizer, Inc. (a)	31,250	925,938
Roche Holding AG (ADR)	55,744	2,056,396
Valeant Pharmaceuticals International, Inc.*	6,400	839,744

		17,135,391
Industrials 9.9%
Aerospace & Defense 1.3%
BE Aerospace, Inc.* (a)	6,950	672,413
Finmeccanica SpA*	124,500	1,021,667
Senior PLC	350,000	1,737,715

		3,431,795
Air Freight & Logistics 0.1%
Expeditors International of Washington, Inc.	7,147	325,260
Airlines 0.7%
American Airlines Group, Inc.* (a)	43,900	1,763,024
Building Products 0.3%
Fortune Brands Home & Security, Inc. (a)	22,350	893,553
Commercial Services & Supplies 0.9%
Shanks Group PLC	426,900	765,659
Stericycle, Inc.* (a)	15,650	1,789,891

		2,555,550
Electrical Equipment 0.7%
Regal-Beloit Corp.	15,430	1,177,772
Schneider Electric SA	8,480	798,531

		1,976,303
Industrial Conglomerates 0.6%
Danaher Corp.	16,450	1,290,173
Roper Industries, Inc.	2,300	325,864

		1,616,037
Machinery 1.2%
Cummins, Inc. (a)	9,576	1,464,458
Dover Corp.	3,547	309,227
Parker Hannifin Corp. (a)	7,840	981,803
Pentair Ltd. (Registered) (a)	6,620	494,117

		3,249,605
Professional Services 1.5%
Adecco SA (Registered)	23,510	1,962,448
SThree PLC	131,261	774,469
Towers Watson & Co. "A"	9,286	1,044,768
Verisk Analytics, Inc. "A"*	4,783	283,106

		4,064,791
Road & Rail 1.3%
CSX Corp.	14,058	413,305
Kansas City Southern	3,626	389,868
Norfolk Southern Corp.	5,415	545,561
Union Pacific Corp. (a)	11,087	2,209,306

		3,558,040
Trading Companies & Distributors 1.3%
MRC Global, Inc.* (a)	97,460	2,805,873
Ramirent OYJ	69,009	756,320

		3,562,193
Information Technology 14.7%
Communications Equipment 2.0%
ARRIS Group, Inc.* (a)	33,520	1,109,847
Brocade Communications Systems, Inc.*	23,700	216,144
QUALCOMM, Inc. (a)	51,187	4,117,994

		5,443,985
Electronic Equipment, Instruments & Components 2.1%
CDW Corp.	13,900	408,799
Hitachi Ltd.	271,000	1,820,865
Kudelski SA (Bearer)	55,706	942,430
Spectris PLC	35,000	1,346,993
Unimicron Technology Corp.	1,384,000	1,271,588

		5,790,675
Internet Software & Services 2.6%
Baidu, Inc. (ADR)* (a)	5,800	962,800
Blucora, Inc.* (a)	29,610	561,702
Daum Communications Corp.	11,366	1,089,585
eBay, Inc.* (a)	55,050	2,792,686
Google, Inc. "A"* (a)	820	468,753
Google, Inc. "C"*	820	460,004
Kakaku.com, Inc.	21,400	374,395
Move, Inc.* (a)	34,330	449,036

		7,158,961
IT Services 3.0%
Accenture PLC "A" (a)	26,227	2,136,189
Amdocs Ltd. (a)	21,000	1,010,520
Fujitsu Ltd.	458,000	3,099,823
Nihon Unisys Ltd.	186,700	1,615,744
Visa, Inc. "A"	1,500	322,245

		8,184,521
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	21,500	1,126,170
Cavium, Inc.* (a)	16,580	812,088
Epistar Corp.	493,000	1,118,007
MediaTek, Inc.	22,000	357,306
Microchip Technology, Inc.	43,874	2,088,403
Monolithic Power Systems, Inc.* (a)	21,990	863,987

		6,365,961
Software 0.7%
CA, Inc.	11,992	344,050
FactSet Research Systems, Inc.	3,841	411,525
Oracle Corp.	9,243	388,391
Red Hat, Inc.*	6,761	338,861
VMware, Inc. "A"*	4,138	399,317

		1,882,144
Technology Hardware, Storage & Peripherals 1.9%
Catcher Technology Co., Ltd.	84,000	750,763
SanDisk Corp. (a)	20,465	1,977,533
Seiko Epson Corp.	25,300	878,541
Western Digital Corp.	16,149	1,418,690

		5,025,527
Materials 1.6%
Containers & Packaging 1.0%
Crown Holdings, Inc.* (a)	20,550	1,003,867
DS Smith PLC	320,000	1,703,018

		2,706,885
Metals & Mining 0.6%
Reliance Steel & Aluminum Co.	22,240	1,600,168
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	11,823	590,677
Windstream Holdings, Inc. (a)	225,062	2,153,844

		2,744,521
Wireless Telecommunication Services 0.5%
KDDI Corp.	14,700	874,058
SBA Communications Corp. "A"*	6,090	618,135

		1,492,193
Utilities 2.0%
Electric Utilities 0.1%
Pinnacle West Capital Corp.	5,994	332,188
Gas Utilities 0.3%
UGI Corp.	18,194	885,502
Multi-Utilities 1.6%
CMS Energy Corp.	11,650	346,587
RWE AG	55,059	2,210,331
Wisconsin Energy Corp. (a)	37,008	1,684,604

		4,241,522

Total Common Stocks (Cost $218,812,686)		239,205,252
Cash Equivalents 12.5%
Central Cash Management Fund, 0.05% (b) (Cost $33,833,520)	33,833,520	33,833,520

	% of Net Assets	Value ($)

Total Long Positions (Cost $252,646,206) †	100.5	273,038,772
Other Assets and Liabilities, Net	68.7	186,767,765
Securities Sold Short	(69.2)	(188,105,484)

Net Assets	100.0	271,701,053

†
The cost for federal income tax purposes was $252,768,845.  At May 31, 2014, net unrealized appreciation  for all securities based on tax cost was $20,269,927.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $25,515,457 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,245,530.

	Shares	Value ($)

Common Stocks Sold Short 69.2%
Consumer Discretionary 6.2%
Automobiles 0.4%
Daihatsu Motor Co., Ltd.	31,100	536,154
General Motors Co.	17,750	613,795

		1,149,949
Distributors 0.0%
Jardine Cycle & Carriage Ltd.	1,000	31,160
Hotels, Restaurants & Leisure 2.1%
International Game Technology	23,850	299,318
McDonald's Holdings Co. Japan Ltd.	25,900	732,222
Oriental Land Co., Ltd.	8,600	1,431,925
Six Flags Entertainment Corp.	17,190	695,507
The Wendy's Co.	107,810	884,042
Whitbread PLC	25,000	1,754,142

		5,797,156
Household Durables 0.7%
Nikon Corp.	30,500	482,967
Panasonic Corp.	120,400	1,292,703

		1,775,670
Media 1.7%
AMC Networks, Inc. "A"	9,150	566,202
Liberty Media Corp. "A"	10,800	1,373,004
Viacom, Inc. "B"	12,750	1,087,957
Walt Disney Co.	18,650	1,566,787

		4,593,950
Specialty Retail 0.6%
Fast Retailing Co., Ltd.	3,300	1,088,870
West Marine, Inc.	63,960	642,798

		1,731,668
Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.	16,120	1,347,148
Iconix Brand Group, Inc.	12,310	516,282

		1,863,430
Consumer Staples 6.9%
Beverages 0.8%
Constellation Brands, Inc. "A"	10,000	841,300
Pernod Ricard SA	10,420	1,277,652

		2,118,952
Food & Staples Retailing 0.9%
Sysco Corp.	57,750	2,167,358
Walgreen Co.	2,850	204,943

		2,372,301
Food Products 2.5%
Associated British Foods PLC	40,000	2,023,507
Kellogg Co.	23,000	1,586,540
Nissin Foods Holdings Co., Ltd.	28,800	1,400,393
Unilever PLC	35,000	1,572,274
Yamazaki Baking Co., Ltd.	20,000	235,953

		6,818,667
Household Products 1.9%
Church & Dwight Co., Inc.	20,500	1,419,215
Clorox Co.	9,100	815,542
Colgate-Palmolive Co.	12,150	831,060
Procter & Gamble Co.	8,250	666,518
Unicharm Corp.	22,100	1,338,157

		5,070,492
Personal Products 0.4%
Dr Ci:Labo Co., Ltd.	35,100	1,124,027
Tobacco 0.4%
Altria Group, Inc.	30,250	1,257,190
Energy 2.6%
Energy Equipment & Services 1.5%
Atwood Oceanics, Inc.	13,250	653,887
Dril-Quip, Inc.	11,700	1,195,974
Helmerich & Payne, Inc.	20,400	2,242,980

		4,092,841
Oil, Gas & Consumable Fuels 1.1%
Chesapeake Energy Corp.	7,350	211,092
Koninklijke Vopak NV	12,700	647,036
Laredo Petroleum, Inc.	10,050	278,084
World Fuel Services Corp.	37,650	1,745,454

		2,881,666
Financials 15.9%
Banks 4.5%
Aozora Bank Ltd.	164,000	502,633
Banco Santander SA	72,565	744,249
Bank of America Corp.	43,100	652,534
BB&T Corp.	63,300	2,400,336
Hang Seng Bank Ltd.	54,300	894,383
Oversea-Chinese Banking Corp., Ltd.	34,000	264,291
PNC Financial Services Group, Inc.	28,100	2,396,087
Shinsei Bank Ltd.	885,000	1,843,026
Skandinaviska Enskilda Banken AB "A"	66,000	896,010
United Overseas Bank Ltd.	42,000	755,752
Wells Fargo & Co.	16,300	827,714

		12,177,015
Capital Markets 5.4%
Ares Capital Corp.	270,450	4,662,558
Cohen & Steers, Inc.	24,710	1,000,508
Federated Investors, Inc. "B"	32,670	923,581
Invesco Ltd.	31,800	1,167,060
Janus Capital Group, Inc.	60,900	711,312
SEI Investments Co.	188,850	6,218,830
		14,683,849
Consumer Finance 0.3%
AEON Financial Service Co., Ltd.	34,000	854,008
Insurance 4.2%
Hartford Financial Services Group, Inc.	47,400	1,642,410
Lincoln National Corp.	31,500	1,510,740
Loews Corp.	43,500	1,876,155
Marsh & McLennan Companies, Inc.	49,450	2,485,852
Principal Financial Group, Inc.	17,100	799,767
Stewart Information Services Corp.	26,230	841,458
Tokio Marine Holdings, Inc.	46,900	1,481,635
Unum Group	22,450	761,279

		11,399,296
Real Estate Investment Trusts 0.8%
Health Care REIT, Inc. (REIT)	32,250	2,039,167
Thrifts & Mortgage Finance 0.7%
Home Capital Group, Inc.	23,700	1,065,768
People's United Financial, Inc.	63,090	906,603

		1,972,371
Health Care 10.1%
Biotechnology 3.0%
Amgen, Inc.	6,630	769,014
Celgene Corp.	22,070	3,377,372
Cubist Pharmaceuticals, Inc.	14,550	969,030
Regeneron Pharmaceuticals, Inc.	3,400	1,043,664
Seattle Genetics, Inc.	31,600	1,054,492
United Therapeutics Corp.	8,950	856,873

		8,070,445
Health Care Equipment & Supplies 1.5%
Hologic, Inc.	89,900	2,197,156
St Jude Medical, Inc.	14,920	968,308
The Cooper Companies, Inc.	7,450	961,199

		4,126,663
Health Care Providers & Services 2.2%
Amedisys, Inc.	41,980	610,809
AmerisourceBergen Corp.	10,300	753,754
DaVita HealthCare Partners, Inc.	15,180	1,071,556
Laboratory Corp. of America Holdings	19,000	1,949,020
Patterson Companies, Inc.	12,000	469,920
Premier, Inc. "A"	33,890	1,004,500

		5,859,559
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.	11,300	166,562
athenahealth, Inc.	9,270	1,176,456

		1,343,018
Life Sciences Tools & Services 0.5%
Bruker Corp.	18,050	378,147
QIAGEN NV	43,300	994,168

		1,372,315
Pharmaceuticals 2.4%
Dainippon Sumitomo Pharma Co., Ltd.	51,200	560,283
Eisai Co., Ltd.	18,600	760,992
Eli Lilly & Co	24,840	1,486,922
GlaxoSmithKline PLC	28,800	772,875
Hisamitsu Pharmaceutical Co., Inc.	27,400	1,111,611
Johnson & Johnson	17,960	1,822,222

		6,514,905
Industrials 8.0%
Aerospace & Defense 1.1%
Chemring Group PLC	250,000	940,766
United Technologies Corp.	16,800	1,952,496

		2,893,262
Airlines 0.4%
Hawaiian Holdings, Inc.	65,100	1,005,144
Building Products 0.7%
Armstrong World Industries, Inc.	9,700	514,779
Owens Corning	16,630	681,996
Trex Co., Inc.	25,540	789,442

		1,986,217
Commercial Services & Supplies 1.4%
G4S PLC	168,100	704,423
HNI Corp.	39,533	1,479,720
Mitie Group PLC	275,000	1,545,581

		3,729,724
Construction & Engineering 0.8%
Carillion PLC	275,000	1,632,701
Comfort Systems U.S.A., Inc.	30,690	506,385

		2,139,086
Electrical Equipment 0.7%
ABB Ltd. (ADR)	74,700	1,773,378
Industrial Conglomerates 0.3%
Siemens AG (Registered)	5,178	687,911
Machinery 0.5%
Deere & Co.	8,700	793,179
Fenner PLC	116,600	684,057

		1,477,236
Professional Services 0.5%
Intertek Group PLC	30,000	1,467,344
Road & Rail 0.7%
Hertz Global Holdings, Inc.	27,850	822,132
Odakyu Electric Railway Co., Ltd.	125,000	1,123,527

		1,945,659
Trading Companies & Distributors 0.6%
Fastenal Co.	36,140	1,761,825
Transportation Infrastructure 0.3%
Hamburger Hafen und Logistik AG	37,340	941,650
Information Technology 11.7%
Communications Equipment 0.3%
QUALCOMM, Inc.	10,300	828,635
Electronic Equipment, Instruments & Components 1.0%
Hexagon AB "B"	36,800	1,156,462
Hollysys Automation Technologies Ltd.	40,000	840,400
Plexus Corp.	16,440	686,534

		2,683,396
Internet Software & Services 0.8%
OpenTable, Inc.	12,640	856,360
Zillow, Inc. "A"	11,980	1,413,879

		2,270,239
IT Services 2.2%
Fiserv, Inc.	29,800	1,791,278
International Business Machines Corp.	11,975	2,207,711
NTT Data Corp.	26,000	944,990
Quindell PLC	1,600,000	556,498
Teradata Corp.	9,000	377,910

		5,878,387
Semiconductors & Semiconductor Equipment 4.4%
Advantest Corp.	42,500	480,526
Atmel Corp.	122,660	1,027,891
Intel Corp.	103,600	2,830,352
Linear Technology Corp.	17,440	805,030
Maxim Integrated Products, Inc.	83,800	2,870,150
Micron Technology, Inc.	27,350	781,937
Shinko Electric Industries Co., Ltd.	41,800	342,037
Synaptics, Inc.	19,340	1,316,667
Texas Instruments, Inc.	13,230	621,545
United Microelectronics Corp. (ADR)	347,800	799,940

		11,876,075
Software 1.8%
ACI Worldwide, Inc.	13,460	731,013
Aveva Group PLC	21,000	788,132
Fortinet, Inc.	22,950	515,687
Globo PLC	600,000	525,488
Microsoft Corp.	7,100	290,674
Oracle Corp.	19,800	831,996
RealPage, Inc.	36,830	781,164
Xero Ltd.	18,664	507,153

		4,971,307
Technology Hardware, Storage & Peripherals 1.2%
Canon, Inc.	7,700	252,481
EMC Corp.	49,050	1,302,768
Hewlett-Packard Co.	11,150	373,525
SanDisk Corp.	15,120	1,461,046

		3,389,820
Materials 1.2%
Chemicals 0.3%
Akzo Nobel NV	11,550	865,626
Metals & Mining 0.9%
Allegheny Technologies, Inc.	21,900	899,433
Nucor Corp.	29,650	1,501,180

		2,400,613
Telecommunication Services 2.3%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	44,250	1,569,548
Level 3 Communications, Inc.	11,750	512,887
Telefonica SA (ADR)	64,950	1,086,614
Verizon Communications, Inc.	26,668	1,332,333

		4,501,382
Wireless Telecommunication Services 0.7%
NTT DoCoMo, Inc.	67,500	1,120,580
Vodafone Group PLC (ADR)	19,636	687,456

		1,808,036
Utilities 3.8%
Electric Utilities 0.9%
PPL Corp.	73,750	2,587,887
Gas Utilities 0.4%
Hong Kong & China Gas Co., Ltd.	504,000	1,216,941
Independent Power & Renewable Eletricity Producers 0.6%
APR Energy PLC	65,000	869,444
NRG Energy, Inc.	18,400	655,776

		1,525,220
Multi-Utilities 1.9%
Alliant Energy Corp.	48,450	2,824,635
Dominion Resources, Inc.	9,250	637,880
Integrys Energy Group, Inc.	27,700	1,606,323

		5,068,838

Total Common Stocks Sold Short (Proceeds $177,625,918)		186,772,568
Exchange-Traded Fund Sold Short 0.5%
Nikkei 225 Fund (Proceeds $1,410,228)	9,028	1,332,916

Total Positions Sold Short (Proceeds $179,036,146)		188,105,484

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At May 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Hang Seng Index	HKD	6/27/2014	14	2,068,503	4,431
SGX MSCI Singapore Index	SGD	6/27/2014	22	1,311,616	7,953
CAC 40 10 Euro	EUR	6/20/2014	72	4,421,513	(52,317)
Euro Stoxx 50 Index	EUR	6/20/2014	119	5,255,761	(278,536)
DAX Index	EUR	6/20/2014	13	4,403,213	(251,419)
ASX SPI 200 Index	AUD	6/19/2014	11	1,408,376	(37,393)
S&P 500 E-mini Index	USD	6/20/2014	106	10,183,950	(316,897)
TOPIX Index	JPY	6/12/2014	21	2,478,536	(87,333)
Nikkei 225 Index	JPY	6/12/2014	40	5,756,385	12,436
Total net unrealized depreciation					(999,075)

As of May 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

SEK	13,050,252	USD	1,979,228	8/22/2014	31,430	JPMorgan Chase Securities, Inc.
GBP	2,088,398	USD	3,522,543	8/22/2014	24,132	JPMorgan Chase Securities, Inc.
JPY	1,118,101,186	USD	11,011,879	8/22/2014	22,976	JPMorgan Chase Securities, Inc.
EUR	7,583,125	USD	10,356,922	8/22/2014	20,061	JPMorgan Chase Securities, Inc.
USD	201,524	CHF	180,340	8/22/2014	31	JPMorgan Chase Securities, Inc.
HKD	18,724,440	USD	2,415,619	8/22/2014	170	JPMorgan Chase Securities, Inc.
CHF	3,042,001	USD	3,403,136	8/22/2014	3,288	JPMorgan Chase Securities, Inc.
SGD	1,667,086	USD	1,330,770	8/22/2014	1,644	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					103,732

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

AUD	1,585,421	USD	1,451,856	8/22/2014	(15,481)	JPMorgan Chase Securities, Inc.
USD	695,266	JPY	70,713,149	8/22/2014	(285)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(15,766)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Great British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(c)	$155,027,411	$84,177,841	$—	$239,205,252
Short-Term Investments	33,833,520	—	—	33,833,520
Derivatives(d)
Futures Contracts	24,820	—	—	24,820
Forward Foreign Currency Exchange Contracts	—	103,732	—	103,732
Total	$188,885,751	$84,281,573	$—	$273,167,324

Liabilities
Investments Sold Short, at Value(c)	$(140,340,276)	$(47,765,208)	$—	$(188,105,484)
Derivatives(d)
Futures Contracts	(1,023,895)	—	—	(1,023,895)
Forward Foreign Currency Exchange Contracts	—	(15,766)	—	(15,766)
Total	$(141,364,171)	$(47,780,974)	$—	$(189,145,145)

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on futures contracts, total return swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(999,075)	$—
Foreign Exchange Contracts	$—	$87,966

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified Market Neutral Fund, a series of DWS Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014